Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash flows	$ 9,690,171	$ 10,737,829	$ 8,614,519
Future production costs	(3,737,069)	(4,061,713)	(3,448,904)
Future development and abandonment costs	(1,172,786)	(1,202,438)	(1,054,771)
Future income tax provisions	(1,223,036)	(1,653,666)	(1,211,143)
Net future cash flows	3,557,280	3,820,012	2,899,701
Less effect of 10% discount factor	(2,033,599)	(2,222,100)	(1,663,675)
Standardized measure of discounted future net cash flows	$ 1,523,681	$ 1,597,912	$ 1,236,026